Summary of Right of Use Assets (Details) - Gross carrying amount [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 4,170	$ 4,819
Additions	137	171
Depreciation	(527)	(637)
Reassessments, modifications, and variable lease payment adjustments	6	103
Foreign currency translation adjustments and other	467	(464)
Balance at end of year	4,029	4,170
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	11	(145)
Foreign currency translation adjustments and other	232	(141)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	780	956
Additions	0
Depreciation	(89)	(87)
Reassessments, modifications, and variable lease payment adjustments	13	19
Foreign currency translation adjustments and other	73	(93)
Balance at end of year	777	780
Land [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment		(38)
Foreign currency translation adjustments and other	73	(70)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,336	3,821
Additions	132	119
Depreciation	(424)	(534)
Reassessments, modifications, and variable lease payment adjustments	(6)	84
Foreign currency translation adjustments and other	146	(171)
Balance at end of year	3,208	3,336
Buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	11	(83)
Foreign currency translation adjustments and other	159	(71)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	54	42
Additions	5	52
Depreciation	(14)	(16)
Reassessments, modifications, and variable lease payment adjustments	(1)
Foreign currency translation adjustments and other	16	(7)
Balance at end of year	$ 44	54
Computer equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment		$ (24)